Supplemental Cash Flow Information - Schedule of Cash, Cash Equivalents, and Restricted Cash - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 50,572	$ 97,232	$ 88,824	$ 54,917
Restricted Cash - Current	(2,221)	(2,779)	(3,071)	(2,153)
Restricted Cash - long-term	(3,135)	(3,135)	(3,437)	(3,437)
Cash, cash equivalents, and restricted cash	55,928	103,146	96,790	60,507
Leased assets obtained in exchange for new operating lease liabilities	16,380	835
Cash and Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	0	0	1,121	0
Restricted Cash [Member]
Cash and Cash Equivalents [Line Items]
Restricted Cash - Current	$ 0	$ 0	$ (337)	$ 0